SUPPLEMENT DATED MAY 30, 2025
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS EACH DATED MAY 1, 2025,
FOR LARGE CASE VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY

VARIABLE ACCOUNT G

Appendix A to the Prospectus is updated as follows:

The Current Expenses number for BlackRock Global Allocation V.I. Fund Class I is 0.77%1.

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1This Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver.  Please refer to the Fund’s prospectus for more information.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE